Equity_Accumulated Other Comprehensive Income(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2018 KRW (₩)		Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Other Reserves Abstract [Abstract]
Remeasurements of net defined benefit liabilities	₩ (234,401)				₩ (96,385)
Exchange differences on translating foreign operations	(5,784)				(56,589)
Change in value of available-for-sale financial assets	0				694,321
Change in value of held-to-maturity financial assets	0				(78)
Financial assets measured at fair value through other comprehensive income	450,694				0
Shares of other comprehensive income of associates and joint ventures	(4,377)				1,069
Cash flow hedges	5,849				14,980
Hedges of net investments in foreign operations	(33,092)				(5,958)
Other comprehensive income of separate account	15,017				(13,692)
Profit or loss from credit risk of financial liabilities designated at fair value	(8,954)				0
Accumulated Other Comprehensive Income And Loss On Overlay Adjustment	(7,146)				0
Total	₩ 177,806	[1]	$ 159,775		₩ 537,668	₩ 405,329

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.